UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2786

DWS High Income Series (formerly Scudder High Income Series)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS High Income Fund

(formerly Scudder High Income Fund)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 81.4%
Consumer Discretionary 20.8%
155 East Tropicana LLC, 8.75%, 4/1/2012 (b)	5,365,000	5,163,812
Adesa, Inc., 7.625%, 6/15/2012	1,827,000	1,817,865
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	8,195,000	6,474,050
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)	9,970,000	9,022,850
AutoNation, Inc., 9.0%, 8/1/2008	5,300,000	5,690,875
Aztar Corp., 7.875%, 6/15/2014 (b)	12,290,000	12,873,775
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009	2,192,000	2,213,920
Caesars Entertainment, Inc.:
8.875%, 9/15/2008	3,265,000	3,530,281
9.375%, 2/15/2007	3,295,000	3,430,919
Charter Communications Holdings LLC:
9.625%, 11/15/2009	2,810,000	2,079,400
10.25%, 9/15/2010 (b)	19,445,000	19,347,775
144A, 11.0%, 10/1/2015	18,559,000	15,589,560
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	8,854,000	6,729,040
CSC Holdings, Inc.:
7.25%, 7/15/2008	2,995,000	2,987,513
7.875%, 12/15/2007	10,455,000	10,637,962
Dex Media East LLC/Financial, 12.125%, 11/15/2012	27,345,000	31,993,650
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)	9,052,000	7,467,900
EchoStar DBS Corp., 6.625%, 10/1/2014	3,240,000	3,106,350
Foot Locker, Inc., 8.5%, 1/15/2022	5,183,000	5,481,022
Ford Motor Co., 7.45%, 7/16/2031 (b)	1,515,000	1,030,200
General Motors Corp., 8.25%, 7/15/2023 (b)	1,429,000	918,133
Goodyear Tire & Rubber Co.:
144A, 9.0%, 7/1/2015	305,000	300,425
11.25%, 3/1/2011	11,830,000	13,249,600
Gregg Appliances, Inc., 9.0%, 2/1/2013	2,220,000	2,009,100
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)	9,345,000	8,784,300
Hertz Corp., 144A, 8.875%, 1/1/2014	10,545,000	10,742,719
ITT Corp., 7.375%, 11/15/2015	3,100,000	3,363,500
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	20,338,000	21,583,702
Levi Strauss & Co.:
9.28% **, 4/1/2012 (b)	4,585,000	4,619,387
12.25%, 12/15/2012	75,000	83,625
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	290,000	270,211
7.875%, 7/15/2009 (b)	270,000	284,501
Mandalay Resort Group, Series B, 10.25%, 8/1/2007	2,200,000	2,345,750
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015	3,650,000	3,380,813
Mediacom LLC, 9.5%, 1/15/2013 (b)	1,820,000	1,776,775
MGM MIRAGE:
8.375%, 2/1/2011 (b)	10,425,000	11,154,750
9.75%, 6/1/2007	5,545,000	5,843,044
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	3,355,000	3,581,463
NCL Corp., 10.625%, 7/15/2014	4,500,000	4,646,250

Norcraft Holdings/Capital, Step-Up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		10,330,000	7,334,300
Paxson Communications Corp., Step-Up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009 (b)		1,190,000	1,259,913
Petro Stopping Centers, 9.0%, 2/15/2012		6,560,000	6,592,800
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		10,640,000	11,331,600
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		10,015,000	9,664,475
PRIMEDIA, Inc.:
8.875%, 5/15/2011		3,815,000	3,519,338
9.715% **, 5/15/2010 (b)		10,760,000	10,343,050
Renaissance Media Group LLC, 10.0%, 4/15/2008		5,805,000	5,812,256
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (b)		12,058,000	13,354,235
Schuler Homes, Inc., 10.5%, 7/15/2011 (b)		8,625,000	9,271,875
SGS International, Inc., 144A, 12.0%, 12/15/2013		2,805,000	2,809,609
Simmons Bedding Co.:
144A, Step-Up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014 (b)		11,835,000	6,390,900
7.875%, 1/15/2014 (b)		2,520,000	2,331,000
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012		2,670,000	2,750,100
8.75%, 12/15/2011		15,975,000	16,813,687
Sirius Satellite Radio, Inc., 144A, 9.625%, 8/1/2013 (b)		12,685,000	12,494,725
Toys "R" Us, Inc.:
6.875%, 8/1/2006 (b)		1,400,000	1,393,000
7.375%, 10/15/2018		5,175,000	3,726,000
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		21,130,000	20,601,750
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		15,058,000	16,902,605
11.75%, 2/15/2013	EUR	2,285,000	3,124,519
United Auto Group, Inc., 9.625%, 3/15/2012		7,725,000	8,130,562
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		2,803,000	2,939,646
XM Satellite Radio, Inc., Step-Up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009		15,187,485	16,174,672
Young Broadcasting, Inc.:
8.75%, 1/15/2014 (b)		19,060,000	16,796,625
10.0%, 3/1/2011 (b)		2,385,000	2,232,956

			469,702,965
Consumer Staples 2.7%
Alliance One International, Inc., 144A, 11.0%, 5/15/2012		7,561,000	6,653,680
Birds Eye Foods, Inc., 11.875%, 11/1/2008 (b)		3,455,000	3,524,100
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		3,665,000	2,895,350
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)		1,070,000	1,097,809
9.0%, 4/15/2031		3,030,000	3,562,123
GNC Corp., 8.5%, 12/1/2010		1,010,000	868,600
Harry & David Holdings, Inc., 9.41% **, 3/1/2012		2,185,000	2,201,387
North Atlantic Trading Co., 9.25%, 3/1/2012		22,965,000	15,156,900
Swift & Co.:
10.125%, 10/1/2009		3,910,000	4,037,075
12.5%, 1/1/2010 (b)		7,206,000	7,584,315
Viskase Co., Inc., 11.5%, 6/15/2011		13,350,000	14,217,750

			61,799,089
Energy 7.3%
Belden & Blake Corp., 8.75%, 7/15/2012		11,645,000	11,877,900
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		7,360,000	7,617,600
Chesapeake Energy Corp.:
6.5%, 8/15/2017		3,655,000	3,673,275
6.875%, 1/15/2016 (b)		8,585,000	8,799,625
Dynegy Holdings, Inc.:

6.875%, 4/1/2011 (b)	2,400,000	2,364,000
7.125%, 5/15/2018 (b)	3,910,000	3,479,900
7.625%, 10/15/2026	2,431,000	2,163,590
8.75%, 2/15/2012 (b)	1,125,000	1,215,000
144A, 9.875%, 7/15/2010	15,700,000	17,211,125
El Paso Production Holding Corp., 7.75%, 6/1/2013	5,960,000	6,183,500
Frontier Oil Corp., 6.625%, 10/1/2011	2,200,000	2,244,000
Mission Resources Corp., 9.875%, 4/1/2011	565,000	593,250
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	9,520,000	9,520,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	10,105,000	8,942,925
NRG Energy, Inc., 8.0%, 12/15/2013	14,438,000	16,098,370
Sonat, Inc., 7.0%, 2/1/2018	1,240,000	1,178,000
Southern Natural Gas, 8.875%, 3/15/2010 (b)	9,305,000	9,944,393
Stone Energy Corp.:
6.75%, 12/15/2014	13,975,000	13,241,312
8.25%, 12/15/2011 (b)	7,245,000	7,480,463
Transmeridian Exploration, Inc., 3.0%, 12/15/2010	2,840,000	3,294,400
Williams Companies, Inc.:
8.125%, 3/15/2012 (b)	19,041,000	20,754,690
8.75%, 3/15/2032	6,272,000	7,275,520

		165,152,838
Financials 13.1%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	1,120,000	1,211,000
11.0%, 7/31/2010 (b)	3,953,000	4,457,008
12.0%, 7/31/2009 (b)	4,130,000	4,517,188
AmeriCredit Corp., 9.25%, 5/1/2009 (b)	20,195,000	21,255,237
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	8,140,000	7,336,175
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028	2,205,000	1,339,460
E*TRADE Financial Corp.:
144A, 7.375%, 9/15/2013	7,610,000	7,705,125
7.875%, 12/1/2015	6,615,000	6,829,988
8.0%, 6/15/2011	5,533,000	5,754,320
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *	1,697,739	0
Exopack Holding Corp., 9.59%, 11/16/2006	19,500,000	19,500,000
Ford Motor Credit Co.:
6.5%, 1/25/2007 (b)	3,440,000	3,328,097
7.25%, 10/25/2011	27,235,000	23,527,118
7.375%, 10/28/2009	24,460,000	21,693,232
General Motors Acceptance Corp.:
5.22% **, 3/20/2007	3,600,000	3,400,394
6.875%, 9/15/2011 (b)	12,235,000	11,157,647
8.0%, 11/1/2031 (b)	75,998,000	72,797,040
H&E Equipment/Finance, 11.125%, 6/15/2012	8,905,000	9,840,025
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	9,565,000	9,851,950
PXRE Capital Trust I, 8.85%, 2/1/2027	6,124,000	6,016,830
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	9,237,000	10,414,717
Radnor Holdings Corp., 11.0%, 3/15/2010	7,548,000	6,113,880
Stripes Acquisition LLC, 144A, 10.625%, 12/15/2013	2,770,000	2,811,550
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	8,594,000	6,832,230
Triad Acquisition, 144A, 11.125%, 5/1/2013	5,120,000	5,068,800
UGS Corp., 10.0%, 6/1/2012	7,570,000	8,251,300
Universal City Development, 11.75%, 4/1/2010	12,940,000	14,508,975

		295,519,286

Health Care 2.1%
Accellent, Inc., 144A, 10.5%, 12/1/2013	7,020,000	7,195,500
Eszopiclone Royalty Subordinated LLC, 144A, 12.0%, 3/15/2014	2,935,000	2,935,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)	15,203,000	15,203,000
InSight Health Services Corp.:
144A, 9.174% **, 11/1/2011	2,150,000	2,080,125
Series B, 9.875%, 11/1/2011 (b)	2,820,000	2,129,100
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015	17,385,000	17,254,613

		46,797,338
Industrials 11.4%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	13,318,000	13,684,245
Allied Security Escrow Corp., 11.375%, 7/15/2011	7,975,000	7,688,243
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011 (b)	4,445,000	4,211,638
Series B, 9.25%, 9/1/2012 (b)	10,766,000	11,654,195
American Color Graphics, 10.0%, 6/15/2010 (b)	7,990,000	5,583,013
Avondale Mills, Inc., 144A, 11.065% **, 7/1/2012	4,099,000	3,976,030
Beazer Homes USA, Inc.:
6.875%, 7/15/2015	575,000	551,281
8.375%, 4/15/2012	6,206,000	6,454,240
8.625%, 5/15/2011 (b)	7,540,000	7,879,300
Browning-Ferris Industries:
7.4%, 9/15/2035	9,273,000	8,206,605
9.25%, 5/1/2021	3,665,000	3,774,950
Case New Holland, Inc., 9.25%, 8/1/2011	12,745,000	13,637,150
Cenveo Corp., 7.875%, 12/1/2013 (b)	6,855,000	6,615,075
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	10,435,000	9,182,800
Columbus McKinnon Corp., 10.0%, 8/1/2010	3,961,000	4,386,808
Compression Polymers Corp.:
144A, 10.46% **, 7/1/2012	2,735,000	2,680,300
144A, 10.5%, 7/1/2013	8,820,000	8,555,400
Congoleum Corp., 8.625%, 8/1/2008 *	6,765,000	6,739,631
Cornell Companies, Inc., 10.75%, 7/1/2012	3,675,000	3,803,625
Dana Corp., 7.0%, 3/1/2029 (b)	9,015,000	6,468,262
DRS Technologies, Inc., 6.875%, 11/1/2013 (b)	1,833,000	1,752,806
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	15,612,000	16,626,780
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	7,420,000	6,884,469
8.875%, 4/1/2012 (b)	10,270,000	10,671,691
Kansas City Southern, 9.5%, 10/1/2008	15,680,000	16,973,600
Kinetek, Inc., Series D, 10.75%, 11/15/2006	12,282,000	11,790,720
Millennium America, Inc., 9.25%, 6/15/2008	13,995,000	15,097,106
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	5,905,000	6,613,600
Ship Finance International Ltd., 8.5%, 12/15/2013	7,640,000	7,143,400
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (b)	3,125,000	2,785,156
10.375%, 7/1/2012	6,675,000	6,566,531
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	4,890,000	5,415,675
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)	7,220,000	6,750,700
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	4,930,000	5,077,900

		255,882,925
Information Technology 3.0%
Activant Solutions, Inc.:
144A, 10.054% **, 4/1/2010	1,135,000	1,170,469
10.5%, 6/15/2011	6,245,000	6,838,275
Eschelon Operating Co., 8.375%, 3/15/2010	5,247,000	4,853,475

L-3 Communications Corp.:
5.875%, 1/15/2015	1,245,000	1,207,650
144A, 6.375%, 10/15/2015	3,170,000	3,162,075
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	15,895,000	13,629,962
Sanmina-SCI Corp.:
6.75%, 3/1/2013 (b)	9,168,000	8,721,060
10.375%, 1/15/2010	14,179,000	15,667,795
SS&C Technologies, Inc., 144A, 11.75%, 12/1/2013	2,260,000	2,316,500
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	8,925,000	8,925,000

		66,492,261
Materials 9.5%
ARCO Chemical Co., 9.8%, 2/1/2020	20,871,000	23,427,697
Associated Materials, Inc.:
Step-Up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	8,955,000	4,387,950
9.75%, 4/15/2012	3,045,000	2,938,425
Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)	14,190,000	14,473,800
Constar International, Inc., 11.0%, 12/1/2012 (b)	2,105,000	1,536,650
Dayton Superior Corp.:
10.75%, 9/15/2008	5,560,000	5,365,400
13.0%, 6/15/2009 (b)	8,630,000	6,515,650
GEO Specialty Chemicals, Inc., 144A, 12.565% **, 12/31/2009	15,399,000	12,781,170
Georgia-Pacific Corp.:
8.0%, 1/15/2024	12,845,000	12,266,975
8.875%, 5/15/2031	1,555,000	1,558,888
Huntsman LLC, 11.625%, 10/15/2010	12,016,000	13,683,220
IMC Global, Inc., 10.875%, 8/1/2013	13,764,000	15,811,395
International Steel Group, Inc., 6.5%, 4/15/2014 (b)	4,300,000	4,300,000
Massey Energy Co.:
6.625%, 11/15/2010 (b)	3,320,000	3,373,950
144A, 6.875%, 12/15/2013	2,750,000	2,774,062
MMI Products, Inc., Series B, 11.25%, 4/15/2007	11,641,000	10,942,540
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	14,472,500	15,847,387
144A, 13.0%, 9/30/2013	6,449,827	6,578,824
NewPage Corp., 10.5% **, 5/1/2012	6,160,000	6,098,400
Omnova Solutions, Inc., 11.25%, 6/1/2010	13,560,000	14,136,300
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	3,610,000	3,862,700
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	11,410,330	1,026,930
Pliant Corp., 11.625%, 6/15/2009 (PIK) *	7	7
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)	4,395,000	3,230,325
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	1,832,000	2,008,330
TriMas Corp., 9.875%, 6/15/2012	14,118,000	11,647,350
UAP Holding Corp., Step-Up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	3,255,000	2,819,644
United States Steel Corp., 9.75%, 5/15/2010 (b)	9,910,000	10,777,125

		214,171,094
Telecommunication Services 6.0%
AirGate PCS, Inc., 7.9% **, 10/15/2011	4,615,000	4,764,987
American Cellular Corp., Series B, 10.0%, 8/1/2011	3,343,000	3,627,155
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	8,450,000	8,788,000
8.375%, 1/15/2014 (b)	8,785,000	8,642,244
Dobson Communications Corp., 8.875%, 10/1/2013	4,125,000	4,114,687
Insight Midwest LP, 9.75%, 10/1/2009 (b)	3,530,000	3,635,900
LCI International, Inc., 7.25%, 6/15/2007 (b)	8,525,000	8,567,625
Level 3 Financing, Inc., 10.75%, 10/15/2011	1,425,000	1,264,688

MCI, Inc., 8.735%, 5/1/2014	21,760,000	24,072,000
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	29,410,000	31,036,902
Nextel Partners, Inc., 8.125%, 7/1/2011 (b)	5,540,000	5,920,875
Qwest Corp.:
7.25%, 9/15/2025	5,960,000	5,930,200
144A, 7.741% **, 6/15/2013	2,265,000	2,443,369
Rural Cellular Corp.:
9.75%, 1/15/2010 (b)	1,130,000	1,141,300
9.875%, 2/1/2010 (b)	1,015,000	1,070,825
144A, 10.041% **, 11/1/2012 (b)	1,130,000	1,138,475
SBA Telecom, Inc., Step-Up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	3,588,000	3,327,870
Securus Technologies, Inc., 11.0%, 9/1/2011 (b)	4,781,000	4,063,850
Telex Communications Holdings, Inc., 11.5%, 10/15/2008	560,000	596,400
Ubiquitel Operating Co., 9.875%, 3/1/2011	3,615,000	4,003,613
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (b)	6,181,000	6,953,625

		135,104,590
Utilities 5.5%
AES Corp., 144A, 8.75%, 5/15/2013	17,130,000	18,650,287
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (b)	20,095,000	22,657,112
CMS Energy Corp.:
8.5%, 4/15/2011 (b)	9,385,000	10,217,919
9.875%, 10/15/2007	12,330,000	13,193,100
DPL, Inc., 6.875%, 9/1/2011	3,053,000	3,217,099
Mirant North America LLC, 144A, 7.375%, 12/31/2013	2,220,000	2,244,975
Mission Energy Holding Co., 13.5%, 7/15/2008 (b)	23,299,000	27,026,840
NorthWestern Corp., 5.875%, 11/1/2014	2,135,000	2,139,014
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	22,718,000	24,989,799

		124,336,145

Total Corporate Bonds (Cost $1,893,669,610)		1,834,958,531
Foreign Bonds - US$ Denominated 12.6%
Consumer Discretionary 2.0%
IESY Repository GmbH, 144A, 10.375%, 2/15/2015	1,660,000	1,726,400
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	14,959,000	16,380,105
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	8,255,000	8,688,387
Shaw Communications, Inc., 8.25%, 4/11/2010 (b)	5,685,000	6,104,269
Telenet Group Holding NV, 144A, Step-Up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	9,902,000	8,119,640
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	4,155,000	3,926,475

		44,945,276
Energy 0.8%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	1,100,000	1,391,500
OAO Gazprom, 144A, 9.625%, 3/1/2013	10,135,000	12,225,344
Secunda International Ltd., 12.15% **, 9/1/2012	4,380,000	4,599,000

		18,215,844
Financials 1.3%
Conproca SA de CV, 12.0%, 6/16/2010	6,460,000	7,687,400
Doral Financial Corp., 5.004% **, 7/20/2007	13,285,000	12,913,605
Galaxy Entertainment Finance Co., Ltd., 144A, 9.875%, 12/15/2012	675,000	685,125
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	3,970,000	2,739,300
Telecom Personal SA, 10.0%, 10/15/2011	6,250,000	6,242,187

		30,267,617

Health Care 0.4%
Biovail Corp., 7.875%, 4/1/2010		7,489,000	7,760,476
Industrials 2.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012		4,305,000	4,713,975
10.25%, 6/15/2007		15,940,000	16,816,700
12.5%, 6/15/2012		5,844,000	6,662,160
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013		8,375,000	9,882,500
LeGrand SA, 8.5%, 2/15/2025		4,660,000	5,603,650
Stena AB, 9.625%, 12/1/2012 (b)		3,200,000	3,476,000
Supercanal Holding SA, (REG S), 11.5%, 5/15/2005 *		441,000	66,150

			47,221,135
Materials 3.6%
Cascades, Inc., 7.25%, 2/15/2013		15,502,000	14,106,820
ISPAT Inland ULC, 9.75%, 4/1/2014		9,018,000	10,212,885
Novelis, Inc., 144A, 7.5%, 2/15/2015		15,915,000	14,840,738
Rhodia SA, 8.875%, 6/1/2011 (b)		12,405,000	12,715,125
Sino-Forest Corp., 144A, 9.125%, 8/17/2011		220,000	235,950
Tembec Industries, Inc.:
8.5%, 2/1/2011		36,583,000	20,303,565
8.625%, 6/30/2009		16,795,000	9,573,150

			81,988,233
Sovereign Bonds 0.4%
Federative Republic of Brazil, 8.875%, 10/14/2019 (b)		2,098,000	2,350,809
Republic of Argentina:
Zero Coupon, 12/15/2035 (b)		18,009,865	936,513
8.28%, 12/31/2033 (PIK) (b)		6,470,222	5,386,460
Republic of Turkey, 7.25%, 3/15/2015 (b)		10,000	10,525
Republic of Venezuela, 10.75%, 9/19/2013		155,000	190,650

			8,874,957
Telecommunication Services 2.0%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		6,595,000	6,710,412
Embratel, Series B, 11.0%, 12/15/2008		4,323,000	4,895,797
Global Crossing UK Finance, 10.75%, 12/15/2014 (b)		5,935,000	5,460,200
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 * (b)		1,605,000	1,292,025
Intelsat Bermuda Ltd., 144A, 8.695% **, 1/15/2012		3,810,000	3,871,913
Intelsat Ltd., 5.25%, 11/1/2008		5,330,000	4,856,963
Millicom International Cellular SA, 10.0%, 12/1/2013		2,760,000	2,849,700
Mobifon Holdings BV, 12.5%, 7/31/2010		12,370,000	14,349,200

			44,286,210

Total Foreign Bonds - US$ Denominated (Cost $298,412,393)			283,559,748
Foreign Bonds - Non US$ Denominated 1.2%
Consumer Discretionary 0.3%
IESY Repository GmbH, 144A, 8.75%, 2/15/2015	EUR	5,725,000	6,693,104
Consumer Staples 0.2%
Fage Dairy Industry SA, 144A, 7.5%, 1/15/2015	EUR	3,365,000	3,455,966
Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014	EUR	4,223,000	4,637,138
Sovereign Bonds 0.5%
Republic of Argentina:

Zero Coupon, 12/15/2035	EUR	29,361,753	1,685,927
7.82%, 12/31/2033 (PIK)	EUR	10,511,374	10,391,086

			12,077,013

Total Foreign Bonds - Non US$ Denominated (Cost $27,158,736)			26,863,221
Asset Backed 0.1%
Golden Tree High Yield Opportunities LP, "D1", Series 1, 13.054%, 10/31/2007 (Cost $2,500,000)		2,500,000	2,560,000
Convertible Bond 0.7%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006		9,755,000	9,657,450
144A, Series EURO, 7.5%, 9/25/2006		5,665,000	5,608,350

Total Convertible Bond (Cost $15,275,448)			15,265,800
		Shares	Value ($)

Preferred Stocks 0.3%
Paxson Communications Corp., 14.25% (PIK) (Cost $7,414,274)		763	6,637,049
		Principal Amount ($) (a)	Value ($)

Loan Participation 0.7%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25, 12.25% **, 6/4/2010		3,687,500	3,687,500
Ineos Group Holdings PLC, LIBOR plus 5.15, 10.0% **, 12/16/2006		11,500,000	11,500,000

Total Loan Participation (Cost $15,188,114)			15,187,500
		Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp. 144A*		560	0
DeCrane Aircraft Holdings, Inc. 144A*		16,090	0
TravelCenters of America, Inc.*		1,993	249

Total Warrants (Cost $8,186)			249
Units			Value ($)
Other Investments 0.6%
Hercules, Inc., (Bond Unit)		8,815,000	6,611,250
IdleAire Technologies Corp. (Bond Unit), 144A		7,580,000	5,557,731
SpinCycle, Inc., (Common Stock Unit)*		187,460	206,206
SpinCycle, Inc., "F" (Common Stock Unit)*		1,228	1,351

Total Other Investments (Cost $13,336,585)			12,376,538
Shares			Value ($)
Common Stocks 0.1%
Catalina Restaurant Group, Inc.*		45,157	22,579
GEO Specialty Chemicals, Inc.*		136,705	170,881
GEO Specialty Chemicals, Inc. 144A*		12,448	15,560
IMPSAT Fiber Networks, Inc.*		150,762	1,041,765
Intermet Corp.*		52,039	605,271

Total Common Stocks (Cost $12,757,068)			1,856,056

Convertible Preferred Stocks 0.0%
Consumer Discretionary
Paxson Communications Corp. 144A, 9.75%, (PIK) (Cost $1,106,000)	160	1,108,000
Securities Lending Collateral 12.9%
Daily Assets Fund Institutional, 4.28% (c) (d) (Cost $290,391,521)	290,391,521	290,391,521
Cash Equivalents 0.5%
Cash Management QP Trust, 4.26% (e) (Cost $11,316,001)	11,316,001	11,316,001
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,588,533,936)	111.1	2,502,080,214
Other Assets and Liabilities, Net	(11.1)	(248,974,386)

Net Assets	100.0	2,253,105,828

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)

Congoleum Corp.	8.625%	8/1/2008 USD D	6,765,000	6,671,753	6,739,631
Eaton Vance Corp. CDO II, Series C-X	13.68%	7/15/2012 USD	1,697,739	1,697,739	0
Grupo Iusacell SA	10.0%	7/15/2004 USD	1,605,000	973,163	1,292,025
Oxford Automotive, Inc.	12.0%	10/15/2010 USD	11,410,330	1,174,878	1,026,930
Pliant Corp.	11.625%	6/15/2009 USD	7	8	7
Supercanal Holding SA	11.5%	5/15/2005 USD	441,000	44,100	66,150
				$10,561,641	$9,124,743

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2005.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2005 amounted to $284,420,711 which is 12.6% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
As of December 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	2,304,937	MXN	24,842,606	2/10/2006	20,018
EUR	236,154	USD	295,249	1/12/2006	15,476
USD	1,154,449	MXN	12,489,176	2/10/2006	14,380
EUR	228,257	USD	276,889	1/12/2006	6,472
EUR	1,242,842	USD	1,478,711	2/15/2006	3,608
EUR	180,340	USD	216,604	1/12/2006	2,954
Total unrealized appreciation					62,908

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	23,572,278	USD	27,769,826	2/15/2006	(207,619)
MNX	49,932,062	USD	4,608,362	2/10/2006	(64,650)
EUR	3,270,000	USD	3,865,303	2/15/2006	(15,792)
EUR	1,062,710	USD	1,249,940	2/15/2006	(11,369)
EUR	2,608,081	USD	3,085,961	2/15/2006	(9,516)
USD	1,182,737	MXN	12,600,280	2/10/2006	(3,509)
Total unrealized depreciation					(312,455)

Currency Abbreviations
EUR	Euro
MNX	Mexican Peso
USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006